UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Fund

March 31, 2006

Top Flight Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Top Flight Fund

		Schedule of Investments
		March 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS

Air Transportation, Scheduled
27,300	Expressjet Holdings, Inc. *	203,112
28,300	Pinnacle Airlines Corp. *	188,478
		391,590	2.91%
Computer Terminals
4,000	Palm, Inc. *	92,640	0.69%

General Building Contractors - Residential Buildings
3,400	Lennar Corp.	205,292	1.53%

Hotels & Motels
3,300	Las Vegas Sands Corp. *	186,978	1.39%

Household Appliances
2,300	Whirlpool Corp.	210,381	1.56%

Investment Advice
100	Nuveen Investments, Inc.	4,815	0.04%

Knit Outerwear Mills
13,900	Russell Corp.	191,820	1.43%

Laboratory Analytical Instruments
2,500	Molecular Devices Corp. *	82,900	0.62%

Mining & Quarrying of Nonmetallic Minerals
7,200	Amcol International Corp.	207,360	1.54%

Motor Vehicle Parts & Accessories
13,000	Arvinmeritor, Inc.	193,830	1.44%

Operative Builders
3,500	Beazer Homes USA, Inc.	229,950
1,000	MDC Holdings, Inc.	64,310
2,000	Toll Brothers, Inc. *	69,260
		363,520	2.70%
Ordinance & Accessories
12,000	Blount International, Inc. *	193,320	1.44%

Petroleum Refining
3,300	Conocophilips	208,395
2,000	Marathon Oil Corp.	152,340
		360,735	2.68%
Primary Smelting & Refining of Nonferrous Metals
2,700	Phelps Dodge Corp.	217,431	1.62%

Radiotelephone Communications
5,400	Mobile Telesystems OJSC	178,740
8,700	Telefonos De Mexico ADS	195,576
		374,316	2.78%
Radio & TV Broadcasting & Communications Equipment
15,200	Arris Group, Inc. *	209,152	1.55%

Real Estate Investment Trusts
11,800	Highland Hospitality Corp.	149,978	1.11%

Retail-Auto & Home Supply Stores
5,100	O'Reilly Automotive, Inc. *	186,456	1.39%

Retail-Apparel & Accessory Stores
6,600	Aeropostale, Inc. *	199,056	1.48%

Retail-Building Materials, Hardware, Garden Supply
4,000	Sherwin Williams Co.	197,760	1.47%

Retail-Radio, Tv & Consumer Electronic Stores
600	Tweeter Home Entertaiment Group, Inc. *	4,704	0.03%

Retail-Shoe Stores
9,100	Payless Shoesource, Inc. *	208,299	1.55%

Retail-Eating & Drinking Places
4,600	CBRL Group, Inc.	201,986
13,500	Checkers Drive In Restuarants, Inc. *	200,205
4,700	Jack in the Box, Inc. *	204,450
6,100	Papa John's International, Inc. *	200,141
9,400	Starbucks Corp. *	353,722
		1,160,504	8.62%
Retail-Lumber & Other Building Materials Dealers
5,500	Building Materials Holding Corp.	196,295
3,900	Lowes Companies, Inc.	251,316
		447,611	3.33%
Retail-Jewelry Stores
400	Blue Nile, Inc. *	14,076	0.10%

Retail-Women's Clothing Stores
5,500	Anntaylor Stores Corp. *	202,345	1.50%

Ruber & Plastic Footwear
2,300	Nike, Inc.	195,730	1.45%

Security Brokers, Dealers & Flotation Companies
7,000	Options Xpress Holdings, Inc.	203,560	1.51%

Semiconductors & Related Devices
10,500	Micrel, Inc. *	155,610
7,200	National Semiconductor Corp.	200,448
		356,058	2.65%
Services-Automotive Repair, Services & Parking
12,400	Central Parking Corp.	198,400	1.47%

Services-Business Services, NEC
20,300	PeopleSupport, Inc. *	198,940	1.48%

Services-Help Supply Services
13,200	MPS Group, Inc. *	201,960
1,800	Spherion Corp. *	18,720
		220,680	1.64%
Services-Management Consulting Services
2,100	Corporate Executive Board Co.	211,890	1.57%

Services-Medical Laboratories
3,500	Laboratory Corp. of America Holdings *	204,680	1.52%

Services-Miscellaneous Amusement & Recreation
7,100	Monarch Casino & Resort, Inc. *	201,569	1.50%

Services-To Dwellings & Other Buildings
7,700	ABM Industries, Inc.	147,609	1.10%

Services-Prepackaged Software
13,000	Informatica Corp. *	202,150
3,000	Witness Systems, Inc. *	76,200
		278,350	2.07%
Water Transportation
1,700	Royal Caribbean Cruises Ltd.	71,434	0.53%

Wholesale-Groceries & Related Products
6,300	Supervalu, Inc.	194,166	1.44%

Wholesale-Miscellaneous Nondurable Goods
3,700	Central Garden & Pet Co. *	196,618	1.46%

Women's, Misses', Childrens & Infants' Undergarments
4,500	Guess, Inc. *	175,995	1.31%

	Total for Common Stock (Cost $9,255,481)	9,312,548	69.19%

Cash Equivalents
1,731,375	Prime Fund Capital Reserves Class 4.33% **	1,731,375	12.86%
	(cost $1,731,375)

	Total Investments (Cost $10,986,586)	11,043,923	82.06%

	Other Assets Less Liabilities	2,415,222	17.94%

	Net Assets	$ 13,459,145	100.00%

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at March 31, 2006.

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Communication Services, NEC
1,000	Magyar Telekom Plc.	21,790

Computer Peripheral Equipment, NEC
11,600	RSA Security, Inc.	208,104

Crude Petroleum & Natural Gas
2,200	Brigham Exploration Co.	19,272
3,200	Cimarex Energy Co.	138,432
9,900	Petrohawk Energy Corp.	135,630
		293,334
Drilling Oil & Gas Wells
20	Rowan Companies, Inc.	879

Electric Services
7,600	Teco Energy, Inc.	122,512

Electric & Other Services Combined
5,700	Pepco Holdings, Inc.	129,903

Fire Marine & Casualty Insurance
3,200	American Financial Group, Inc. Ohio	133,152

Life Insurance
2,400	Lincoln National Corp.	131,016

Lumber & Wood Products
5,600	Trex Co., Inc. *	177,520

Oil & Gas Field Services, NEC
6,300	Pride International, Inc.	196,434

Natural Gas Distribution
300	South Jersey Industries, Inc.	8,181
4,300	Atlanta Gas Light Co.	155,015
		163,196
Paper Mills
2,079	Potlatch Corp.	89,064

Pharmaceutical Preparations
4,700	Dr. Reddys Laboratories Ltd.	147,580
12,700	Valeant Pharmaceuticals International	201,295
		348,875
Semiconductors & Related Devices
19,700	Sigmatel, Inc.	172,178

Services-Motion Picture & Video Tape Production
7,700	Time Warner, Inc.	129,283

Services-Prepackaged Software
1	Symantec Corp.	7

Wholesale-Groceries & Related Products
6,600	Nash-Finch Company	197,340

	Total (Proceeds - $2,498,008)	$ 2,514,587

The accompanying notes are an integral part of the financial statements.

Top Flight Fund

Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

Assets:
Investment Securities at Fair Value	$ 11,043,923
(Cost - $10,986,586)
Cash held at Custodian	1,000
Cash held at Broker	5,407,216
Receivables:
Receivable for Securities Sold	5,179,387
Dividends and Interest	19,875
Total Assets	21,651,401
Liabilities:
Securities Sold Short at Fair Value (Proceeds - $2,498,008)	2,514,587
Payable for Securities Purchased	5,649,155
Accrued Expenses	8,195
Advisory Fee Payable	20,319
Total Liabilities	8,192,256

Net Assets	$ 13,459,145
Net Assets Consist of:
Paid In Capital	13,249,018
Accumulated Undistributed Net Investment Loss	(95,595)
Accumulated Undistributed Realized Gain on Investments - Net	263,336
Unrealized Appreciation in Value of Investment Securities	42,386
Net Assets, for 1,233,415 Shares Outstanding	$ 13,459,145
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price and Redemption Price
Per Share ($13,459,145/1,233,415 shares)	$ 10.91

Top Flight Fund

Statement of Operations
For the six months ended March 31, 2006 (Unaudited)
Investment Income:
Dividends (net of foreign witholding taxes of $974 )	$ 54,273
Interest	45,165
Total Investment Income	99,438
Expenses:
Management Fees	118,478
Transfer Agent & Fund Accounting Fees	14,615
Legal Fees	12,640
Custodial Fees	10,669
Registration and Blue Sky Fees	5,700
Audit Fees	10,192
Trustee Fees	6,113
Printing & Mailing Fees	2,508
Insurance Expense	790
Interest Expense	3,615
Dividends on Securities Sold Short	26,755
Miscellaneous Expenses	504
Total Expenses	212,579
Management Fees Waived	(17,546)
Net Expenses	195,033

Net Investment Loss	(95,595)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	1,363,396
Realized Gain (Loss) on Securities Sold Short	(795,635)
Change in Unrealized Appreciation (Depreciation) on Investment Securities	(447,975)
Net Realized and Unrealized Gain (Loss) on Investments	119,786

Net Increase (Decrease) in Net Assets from Operations	$ 24,191

Top Flight Fund

Statements of Changes in Net Assets
	(Unaudited)
	Six Months Ended	Year Ended
	3/31/2006	9/30/2005
From Operations:
Net Investment Loss	$ (95,595)	$ (304,534)
Net Realized Gain on Investment Securities	1,363,396	2,043,171
Net Realized Gain (Loss) on Securities Sold Short	(795,635)	(296,799)
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities	(447,975)	(230,343)
Increase (Decrease) in Net Assets from Operations	24,191	1,211,495

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gains from Security Transactions	(1,461,522)	(861,549)
Change in Net Assets from Distributions	(1,461,522)	(861,549)

From Capital Share Transactions:
Proceeds From Sale of Shares	9,364,461	4,446,493
Shares Issued on Reinvestment of Distributions	1,461,524	861,549
Cost of Shares Redeemed	(4,448,407)	(16,227,825)
Net Increase (Decrease) from Shareholder Activity	6,377,578	(10,919,783)

Net Increase (Decrease) in Net Assets	4,940,247	(10,569,837)

Net Assets at Beginning of Period	8,518,898	19,088,735
Net Assets at End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 13,459,145	$ 8,518,898

Share Transactions:
Issued	802,284	378,970
Reinvested	132,987	71,379
Redeemed	(400,162)	(1,397,951)
Net increase (decrease) in shares	535,109	(947,602)
Shares outstanding beginning of period	698,306	1,645,908
Shares outstanding end of period	1,233,415	698,306

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Period Ended **
	3/31/2006		9/30/2005	9/30/2004	9/30/2003
Net Asset Value -
Beginning of Period	$ 12.20		$ 11.60	$ 14.38	$ 10.00
Net Investment Loss (a)	(0.09)		(0.26)	(0.20)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	0.14		1.41	1.22	4.53
Total from Investment Operations	0.05		1.15	1.02	4.38

Distributions from Net Realized Gains	(1.34)		(0.55)	(3.80)	0.00
Total from Distributions	(1.34)		(0.55)	(3.80)	0.00

Net Asset Value -
End of Period	$ 10.91		$ 12.20	$ 11.60	$ 14.38
Total Return ***	0.33%		9.95%	8.43%	43.80%

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)	13,459		8,519	19,089	14,549

Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	2.77%	*	3.28%	2.83%	3.01%	*
Ratio of Dividend Expense on Securities Sold Short	0.44%	*	0.02%	0.20%	0.01%	*
Ratio of Expenses to Average Net Assets After Waivers	3.21%	*	3.30%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets After Waivers	(1.57)%	*	(2.24)%	(1.69)%	(1.75)%	*
Ratio of Expenses to Average Net Assets Before Waivers	3.50%	*	3.34%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets Before Waivers	(1.86)%	*	(2.28)%	(1.69)%	(1.75)%	*
Portfolio Turnover Rate	1301.53%		1634.62%	4874.52%	3111.32%

* Annualized
** Commencement of Operations - December 31, 2002
*** Total returns in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a) Net investment loss per share calculated using average shares outstanding.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment adviser of the Fund is Rock Canyon Advisory Group, Inc. (the “Adviser”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

SECURITY TRANSACTIONS:

Security transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser. Under the terms of the agreement, the Adviser manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the six months ended March 31, 2006, the Adviser earned management fees totaling $118,478 before the voluntary fee waiver described below. At March 31, 2006 the Fund owed the Adviser an amount of $20,319.  The Adviser voluntarily waived 0.29% of the management fee for the period from October 1, 2005 through March 31, 2006, which totaled $17,546.  Certain key officers of the Trust are officers, the sole shareholder and/or employees of the Adviser.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell is a control person and the sole shareholder of the Adviser. Mr. Ferrell benefits from management fees paid to the Adviser by the Fund.

David Young was a registered representative of Delta Equity Services Corp. ("Delta") until July 27, 2004, and is now a registered representative of Golden Beneficial Securities, Inc. (“Golden”). Delta, in its capacity as a registered broker-dealer, effected substantially all securities transactions for the Fund that were executed on a national securities exchange or over-the-counter through July 2004.  Prior to February 2005, Golden, in its capacity as a registered broker-dealer, executed a significant amount of the Fund’s securities transactions.  Mr. Young is also the President of Paragon Capital Management, Inc. (“Paragon”), a registered investment adviser. Paragon has recommended and may continue to recommend the Fund to its clients.  The officers of the Fund believe that, as of March 31, 2006, clients of Paragon owned a majority of the shares of the Fund.  If Paragon has discretionary authority over its clients’ accounts, Paragon may be deemed to beneficially own the shares indirectly and control the Fund. To the extent brokerage transactions were placed with Delta and Golden, Mr. Young received a portion of the commissions.  Until April 2004, the Adviser rented office space from Paragon.

Mr. Ferrell is also a partner of another investment advisory firm, Marriott Affiliated Capital Partners (“MACP”).  Prior to March 2005, Todd Draney, another partner of MACP, was a registered representative at Girard Securities (“Girard”).  The Fund executed trades through Girard during the six months ended March 31, 2006, and Mr. Draney received a portion of the commissions.

The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agent services.   A shareholder and officer of MSS is also an officer of the Fund.  For the six months ended March 31, 2006, MSS earned $14,615 for fund accounting and transfer agency services.  At March 31, 2006, the Fund owed $3,313 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid-in-capital at March 31, 2006, was $13,249,018 representing 1,233,415 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2006, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $42,613,521 and $50,528,951, respectively.  Purchases and sales of securities sold short aggregated $49,194,678 and $35,273,935, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at September 30, 2005, was $10,986,586 and the proceeds from short sales was $2,498,008.

At March 31, 2006, the composition of unrealized appreciation for tax purposes was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$142,674	($100,288)	$42,386

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 85% of the Fund.

The officers of the Fund believe that a majority of the shares held by Charles Schwab & Co. , Inc. were held for the benefit of clients of Paragon Capital Management, Inc. If Paragon Capital Management, Inc. has discretionary authority over its clients’ accounts, Paragon Capital Management, Inc. may be deemed to beneficially own the shares indirectly and control the Fund.

8.)

DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six month ended March 31, 2006 and fiscal year ended September 30, 2005 was as follows:

	3/31/2006	9/30/2005
Distributions paid from:
Ordinary income	$1,461,522	$861,549
Long-tem capital gain	0	0
	$1,461,522	$861,549

TOP FLIGHT FUND

EXPENSE ILLUSTRATION

MARCH 31, 2006 (UNAUDITED)

Expense Example (Unaudited)

As a shareholder of the Top Flight Fund, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2005	March 31, 2006	October 1, 2005 to March 31, 2006

Actual	$1,000.00	$1,003.30	$16.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.93	$16.08

* Expenses are equal to the Fund's annualized expense ratio of 3.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

TOP FLIGHT FUND

MARCH 31, 2006 (UNAUDITED)

PROXY VOTING - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-869-1679 or visiting our transfer agents at www.mutualss.com, and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT - The Board of Trustees renewed the investment advisory agreement between the Fund and the Adviser (the “Management Agreement” or the “Agreement”) at a meeting held on November 11, 2005. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.  The Board then reviewed a copy of the current Management Agreement, and discussed the terms of the Agreement.  As to the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the Adviser’s investment philosophy and short sale strategy.  In addition, the Trustees reviewed the Adviser’s Form ADV which described the operations and policies of the Adviser.  The Trustees reviewed the Adviser’s organizational chart and discussed changes in personnel of the Adviser.  The Board also reviewed the resume of the Chief Compliance Officer of the Trust and the examination letter from the SEC and the corresponding response letter. Based on this information, the Trustees concluded that the Adviser has the ability to provide high quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board’s expectations.

As to the Fund’s performance, the Trustees reviewed information in the draft annual report and the performance report regarding the Fund’s returns since inception through September 30, 2005.  The Board noted that the Fund has outperformed the S&P 500 in each 12 month period, not just in its first year.  The Board then reviewed the Fund’s monthly and cumulative returns since January 2003 compared to two hedge fund indices. The Board noted that the report did not include cumulative returns.  Mr. Ferrell provided a new report to the Board with this information.  The Board noted that the Fund’s cumulative return since inception was approximately 75%, while during the same time frame the Tremont Long/Short Index cumulative return was 39.82%, the Altvest Long/Short Index cumulative return was 44.38% and the S&P 500 cumulative return was 44.17%.  The Board concluded that this performance was extremely laudable and significant to the Fund and its shareholders.

Mr. Ferrell then discussed the advisory fee and the overall expense ratio of the Fund and turned the Board’s attention to a report describing the expenses of other mutual funds with complex strategies that the Adviser considers to be “premium” funds.  In an effort to decrease the Fund’s expense ratio, Mr. Ferrell explained to the Board that the Adviser waived 35 basis points of its advisory fee from 1.95% to 1.60% during a portion of the third quarter 2005.  Mr. Ferrell also reported that the Adviser is voluntarily waiving its fee from 1.95% to 1.75% effective immediately.  Mr. Ferrell also reminded the Board that dividends paid on stocks held short are treated as a Fund expense. The Board also noted and discussed management fees of various other advisors.  The Board agreed, despite a higher expense ratio comparatively, that based on the assets in the Fund, the complexity of the Fund’s strategy, and the Fund’s consistent out performance, the Adviser’s fee of 1.95% was fair and reasonable.

As to profits realized by the Adviser, the Board reviewed a profit and loss statement of the Adviser for the period October 2004 through September 2005.  The Board noted that the Advisor had adequate resources to fulfill its responsibilities under the Management Agreement.  The Board then discussed additional benefits received by the Adviser, specifically the soft dollar arrangements utilized by the Adviser. They concluded that the Adviser was not excessively profitable, and that a discussion of economics of scale was not relevant at this time due to the small size of the Fund   The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interests of the Trust and the Fund’s shareholders.

Board of Trustees

Jeffrey C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Rd.

Pleasant Grove, UT  84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Auditors

Cohen McCurdy, Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 6, 2006

* Print the name and title of each signing officer under his or her signature.